Investments	6 Months Ended
Jun. 30, 2020
Schedule of Investments [Abstract]
Investments
4. INVESTMENTS
Short-term Investments
As of June 30, 2020, the Company’s short-term investments comprised of only debt securities. Short-term held-to-maturity
securities were mainly deposits in commercial banks with maturities of less than one year for which
the Company has the positive intent and ability to hold those securities to maturity. The short-term available-for-sale
securities include wealth management products issued by commercial banks and other financial institutions.
During the
six-month
periods ended June 30, 2019 and 2020, the Company recorded interest income from its short-term investments of RMB1.8 billion and RMB2.5 billion (US$351 million), in the condensed
consolidated statements of comprehensive income, respectively.
Short-term investments classification as of December 31, 2019 and June 30, 2020 were shown as below:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value

	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	107,287	367	—	—	—	107,654
Available-for-sale debt investments	5,440	—	—	197	—	5,637

	As of June 30, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
	(unaudited)
Held-to-maturity debt investments	125,022	1,049	—	—	—	126,071	17,844
Available-for-sale debt investments	7,138	—	—	14	—	7,152	1,012
Long-term Investments
Equity investments at fair value with readily determinable fair value
Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Company does not have significant influence.
Equity investments at fair value without readily determinable fair value
In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Impairment charges recognized on equity investments measured at fair value using the measurement alternative was RMB527 million and RMB2.3 billion (US$327 million) for the six-month
periods ended June 30, 2019 and 2020, respectively.
The total carrying value of equity investments measured at fair value using the measurement alternative held as of December 31, 2019 and June 30, 2020 were as follows:

	As of December 31, 2019	As of June 31, 2020	As of June 31, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Initial cost basis	21,211	21,911	3,101
Cumulative unrealized gains	5,636	6,884	974
Cumulative unrealized losses (including impairment)	(2,161)	(4,272)	(605)

Total carrying value	24,686	24,523	3,470

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the six-month
periods ended June 30, 2019 and 2020 were as follows:

	For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Gross unrealized gains	1,157	1,340	190
Gross unrealized losses (including impairment) (i) (ii)	(527)	(2,689)	(381)

Net unrealized gains (losses) on equity securities held	630	(1,349)	(191)
Net realized gains on equity securities sold	222	252	36

Total net gains (losses) recognized in others, net	852	(1,097)	(155)

(i)	Gross unrealized losses (downward adjustments excluding impairment) were nil and RMB100 million (US$14 million) for the six-month periods ended June 30, 2019 and 2020, respectively.
(ii)
Including
re-measurement
losses of nil and RMB278 million (US$39 million) relating to previously held equity interest in business combination achieved in stages for the six-month
periods ended June 30, 2019 and 2020, respectively.

Equity method investments
The carrying amounts of the Company’s equity method investments were RMB27.1 billion and RMB25.7 billion (US$3.6 billion) as of December 31, 2019 and June 30, 2020, respectively. For the
six-month
periods ended June 30, 2019 and 2020, the impairment recognized for equity method investments were nil and RMB150 million (US$21 million), respectively.
Investment accounted for at fair value
Long-term equity investments in unlisted companies held by consolidated investment companies are accounted for at fair value in accordance with ASC
946-320.
These investments are carried at fair value with realized or unrealized gains and losses recorded in “Others, net” in the condensed
consolidated statements of comprehensive income.
The methodology used in the determination of fair values for held-to-maturity
debt investments,
available-for-sale
debt investments, equity investments with readily determinable fair values and other investment securities accounted for at fair value were disclosed in Note
7
.
Long-term investments classification, excluding equity method investments and equity investments at fair value without readily determinable fair value, as of December 31, 2019 and June 30, 2020 were shown as below:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	11,769	—	—	2,195	(2,630)	11,334
Available-for-sale debt investments	3,913	—	—	138	(81)	3,970
Investments accounted for at fair value	1,309	—	—	597	(87)	1,819
Long-term held-to-maturity investments	496	—	(5)	—	—	491

	As of June 30, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
	(unaudited)
Equity investments at fair value with readily determinable fair value	12,346	—	—	3,632	(3,509)	12,469	1,765
Available-for-sale debt investments	3,528	—	—	186	(113)	3,601	510
Investments accounted for at fair value	1,430	—	—	554	(153)	1,831	259
Long-term held-to-maturity investments	502	11	—	—	—	513	73
Available-for-sale
debt investments are convertible debt instruments issued by private companies and investment in preferred shares that is redeemable at the Company’s option, which are measured at fair value. Investment in preferred shares that are redeemable at the Company’s option have no contractual maturity date.
The following table summarizes the estimated fair value of
available-for-sale
debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,	As of June 30,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Due in 1 year	505	—	—
Due in 1 year through 5 years	10	1,550	220
Due in 5 years through 10 years	1,486	—	—
Not due at a single maturity date	1,969	2,051	290

Total	3,970	3,601	510